Document and Entity Information	0 Months Ended
Feb. 21, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 21, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Feb. 18, 2014
Document Effective Date	Feb. 21, 2014
Prospectus Date	Feb. 21, 2014
Dreyfus Yield Enhancement Strategy Fund | Class C
Risk/Return:
Trading Symbol	DABLX
Dreyfus Yield Enhancement Strategy Fund | Class I
Risk/Return:
Trading Symbol	DABKX
Dreyfus Yield Enhancement Strategy Fund | Class Y
Risk/Return:
Trading Symbol	DABJX
Dreyfus Yield Enhancement Strategy Fund | Class A
Risk/Return:
Trading Symbol	DABMX